Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Class of Warrant or Right, Outstanding, Beginning of Period	6,887,580	3,156,848	3,294,229
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 1.15	$ 4.02	$ 3.57
Class of Warrant or Right, Exercises in Period		(37,500)	(648,591)
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price		$ 1.25	$ 1.32
Class of Warrant or Right, Expirations in Period		(2,585,731)	(29,957)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price		$ 4.17	$ 1.38
Class of Warrant or Right, Grants in Period, Net of Forfeitures	1,257,500	6,353,963	541,167
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 1.75	$ 0.96	$ 3.42
Class of Warrant or Right, Outstanding, End of Period	8,145,080	6,887,580	3,156,848
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 1.25	$ 1.15	$ 4.02
Range 1 [Member]
Class of Warrant or Right, Outstanding, End of Period		6,887,580